S000010512 [Member] Investment Objectives and Goals - AB All Market Total Return Portfolio	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AB All Market Total Return Portfolio
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to achieve the highest total return consistent with the Adviser’s determination of reasonable risk.